Income Tax Expenses - Schedule of Deferred Tax Assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Net operating loss carry forwards	¥ 656,267	¥ 708,089
Inventory valuation allowance	9,360	10,860
Accrued expenses and others	82,797	29,044
Total deferred tax assets	748,424	747,993
Less: valuation allowance	(746,989)	(746,612)
Deferred tax assets, net	¥ 1,435	¥ 1,381